INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD (Tables)	12 Months Ended
Dec. 31, 2020
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Schedule of investments in associates using equity method of accounting

			Functional	Investment value		Ownership interest
Taxpayer ID	Company	Country	currency	12.31.2020	12.31.2019	12.31.2020	12.31.2019

86.881.400-4	Envases CMF S.A. (1)	Chile	CLP	20,185,148	18,561,835	50.00%	50.00%
Foreign	Leão Alimentos e Bebidas Ltda. (2)	Brazil	BRL	10,628,035	17,896,839	10.26%	10.26%
Foreign	Kaik Participações Ltda. (2)	Brazil	BRL	979,978	1,313,498	11.32%	11.32%
Foreign	SRSA Participações Ltda.	Brazil	BRL	48,032	65,301	40.00%	40.00%
Foreign	Sorocaba Refrescos S.A.	Brazil	BRL	20,976,662	24,636,945	40.00%	40.00%
Foreign	Trop Frutas do Brasil Ltda. (2)	Brazil	BRL	4,695,228	6,250,481	7.52%	7.52%
76.572.588.7	Coca Cola del Valle New Ventures S.A.	Chile	CLP	30,443,271	31,141,834	35.00%	35.00%
Total				87,956,354	99,866,733
(1)

In Envases CMF S.A., regardless of the percentage of ownership interest, it was determined that no controlling interest was held, only a significant influence, given that there was not a majority vote of the Board of Directors to make strategic business decisions.

(2)	In these companies, regardless of the ownership interest, it has been defined that the Company has significant influence, given that it has the right to appoint directors.

Schedule of movement of investments in associates accounted for using the equity method

Description	12.31.2020	12.31.2019	12.31.2018
	ThCh$	ThCh$	ThCh$
Opening balance	99,866,733	102,410,945	86,809,069
Other investment increases in associates (Capital contributions to Leão Alimentos e Bebidas Ltda, and Coca-Cola del Valle New Ventures S,A,)	—	—	15,615,466
Dividends received	(1,215,126)	(1,076,491)	(403,414)
Share in operating income	3,248,680	(2,495,621)	2,194,144
Amortization unrealized income in associates	(566,422)	(919,462)	85,268
Increase (decrease) in foreign currency translation, investments in associates	(13,377,511)	1,947,362	(1,889,588)
Ending balance	87,956,354	99,866,733	102,410,945

Schedule of reconciliation of share of profit in investments in associates

Description	12.31.2020	12.31.2019	12.31.2018
	ThCh$	ThCh$	ThCh$
Share of profit of investment accounted for using the equity method	3,248,680	(2,495,621)	2,194,144

Unrealized earnings from product inventory acquired from associates and not sold at the end of the period, which is presented as a discount in the respective asset account (containers and / or inventory)	(528,122)	(394,490)	(868,233)
Amortization goodwill in the sale of fixed assets of Envases CMF S.A.	85,266	85,266	85,268
Amortization goodwill preferred rights CCDV S.A.	(523,061)	(610,238)	—
Income statement balance	2,228,763	(3,415,083)	1,411,179

Summary of financial information by associates

At December 31, 2020:

					Leão
			Kaik	SRSA	Alimentos e	Trop Frutas	Coca-
	Envases	Sorocaba	Participaçōes	Participaçōes	Bebidas	do Brasil	Cola del Valle
	CMF S.A.	Refrescos S.A.	Ltda.	Ltda.	Ltda.	Ltda.	New Ventures S.A.
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Total assets	75,089,424	86,802,489	8,657,291	288,440	144,111,310	76,012,734	105,735,317
Total liabilities	34,633,862	41,781,275	26	168,354	37,634,466	21,236,127	20,000,197
Total revenue	40,455,562	45,021,214	8,657,265	120,086	144,111,310	54,776,607	85,735,120
Net income (loss) of associates	4,717,515	664,208	96,980	117,350	(39,244,393)	(890,021)	(475,467)

Reporting date	12.31.2020	11.30.2020	11.30.2020	11.30.2020	11.30.2020	11.30.2020	12.31.2020

At December 31, 2019:

					Leão
			Kaik	SRSA	Alimentos e	Trop Frutas	Coca-
	Envases	Sorocaba	Participaçōes	Participaçōes	Bebidas	do Brasil	Cola del Valle
	CMF S.A.	Refrescos S.A.	Ltda.	Ltda.	Ltda.	Ltda.	New Ventures S.A.
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Total assets	77,994,582	116,551,131	11,661,828	393,856	248,493,994	104,778,397	107,388,847
Total liabilities	39,826,283	54,650,105	35	229,780	38,137,061	27,158,470	18,693,717
Total revenue	58,640,058	69,343,990	337,450	160,342	139,769,189	47,252,571	31,914,825
Net income (loss) of associates	1,449,997	3,948,798	337,450	160,342	2,320,841	(1,177,262)	4,297,003

Reporting date	12.31.2019	11.30.2019	11.30.2019	11.30.2019	11.30.2019	11.30.2019	11.30.2019